Loans and borrowings - Additional Information (Details) $ in Millions			12 Months Ended
		Oct. 27, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 29, 2020 COP ($)	Apr. 29, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value			$ 8,208		$ 7,475		$ 330,000,000	$ 7,475,000,000
Guaranteed loan amount				$ 18,236,351
Bonds issued									$ 14,190,267	$ 3,672,000,000
Coupon Interest Rate			25.00%	25.00%	100.00%
Non-derivative financial liabilities, undiscounted cash flows			$ 122,469,554
Fair value of loans and borrowings			99,258,034		$ 52,721,790
Consideration paid	[1]		(13,900,836)
Debt issuance costs			$ 42,699	$ 42,699,000,000
Hedge of a net investment in a foreign operation
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value						$ 8,315,000,000
Cash flow hedging
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value						4,972,000,000
Local Borrowings [Member] | Hedge of a net investment in a foreign operation
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value						$ 13,287,000,000		$ 8,549,000,000
Bonds Member [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued		$ 2,000,000,000
Bonds Member [Member] | Interconexin Elctrica S.A. ESP Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		51.40%
Bonds Member [Member] | Maturity of 10 Years
Disclosure of detailed information about borrowings [line items]
Coupon Interest Rate		4.625%
Ifrs Debt Instrument, Term		10 years
Bonds Member [Member] | Maturity of 30 years
Disclosure of detailed information about borrowings [line items]
Coupon Interest Rate		5.875%
Ifrs Debt Instrument, Term		30 years

[1]	The consideration transferred corresponds to the payment made to the former controlling shareholder of ISA, reduced by the dividends received at the time of closing the transaction.